Other Current and Noncurrent Assets (Details) - Schedule of Other Non-current Assets ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Other Non-current Assets [Line Items]
Loans to third parties		¥ 36,029	$ 5,075	¥ 30
Third Parties [Member]
Schedule of Other Non-current Assets [Line Items]
Loans to third parties	[1]	¥ 36,029	$ 5,075	¥ 30

[1]	On March 31, 2023, the Company entered into a five-year loan agreement with Worthy Credit Limited (“Worthy Credit”), pursuant to which the Company provides a loan of $5,000 to Worthy Credit bearing an interest rate of 2% per annual. Worthy Credit shall provide loan services to the Company’s customers who purchase the Company’s products sold in HK. As a result, the Company shall expect to promote its sourcing services, product sales as well as battery-swapping services in HK area. As of the date of this annual report, the loan is not yet to be granted to any customers due to the fact that the Company’s vehicle product is still at certification stage and there is no contract entered into yet with any dealers or purchasers of battery swapping stations.